UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2008

                    DATE OF REPORTING PERIOD: APRIL 30, 2008





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ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 100.3%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ---------   ------------
ELECTRIC UTILITIES - 22.4%
   Constellation Energy Group .......................      37,510   $  3,175,221
   Edison International .............................      30,000      1,565,100
   Exelon ...........................................      31,600      2,701,168
   Great Plains Energy ..............................      64,000      1,640,960
   ITC Holdings .....................................      19,000      1,059,820
   National Grid PLC ADR ............................      40,000      2,830,000
   PPL ..............................................      50,000      2,401,000
   Sierra Pacific Resources .........................     170,000      2,317,100
   TECO Energy ......................................      80,000      1,280,800
                                                                    ------------
                                                                      18,971,169
                                                                    ------------
ENERGY - 19.8%
   Diamond Offshore Drilling ........................      16,000      2,006,560
   ConocoPhillips ...................................      32,500      2,799,875
   EnCana ...........................................      11,700        945,477
   Exxon Mobil ......................................      23,000      2,140,610
   Petroleo Brasileiro ADR ..........................       4,000        485,680
   Schlumberger .....................................      20,000      2,011,000
   Total ADR ........................................      18,000      1,512,000
   Transocean .......................................      25,000      3,686,500
   Ultra Petroleum * ................................      13,000      1,079,910
                                                                    ------------
                                                                      16,667,612
                                                                    ------------
FINANCIAL SERVICES - 2.6%
   Berkshire Hathaway, Cl B * .......................         500      2,228,500
                                                                    ------------
GAS - 30.3%
   Enbridge .........................................      35,000      1,441,300
   Energen ..........................................      16,000      1,091,840
   EnergySouth ......................................      19,500      1,053,975
   Equitable Resources ..............................      70,000      4,645,900
   Oneok ............................................      50,000      2,406,000
   ONEOK Partners (A) ...............................       4,500        261,225
   Sempra Energy ....................................     100,000      5,667,000
   South Jersey Industries ..........................      80,050      2,922,626
   Spectra Energy ...................................      80,000      1,976,000
   Williams .........................................     117,000      4,153,500
                                                                    ------------
                                                                      25,619,366
                                                                    ------------
INDUSTRIALS - 5.0%
   General Electric .................................     112,000      3,662,400
   Nalco Holding ....................................      25,000        574,750
                                                                    ------------
                                                                       4,237,150
                                                                    ------------
MISCELLANEOUS - 2.2%
   American Water Works * ...........................      20,000        421,400
   General Maritime .................................      55,000      1,437,150
                                                                    ------------
                                                                       1,858,550
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ---------   ------------
TELECOMMUNICATION SERVICES - 18.0%
   America Movil, Ser L ADR .........................      16,500   $    956,340
   AT&T .............................................     120,000      4,645,200
   BCE ..............................................      10,000        364,800
   Citizens Communications ..........................     165,000      1,768,800
   CommScope * ......................................      77,500      3,685,125
   Telefonica ADR ...................................       3,000        259,140
   Vodafone Group ADR ...............................      73,000      2,311,180
   Windstream .......................................     100,835      1,183,803
                                                                    ------------
                                                                      15,174,388
                                                                    ------------
   TOTAL COMMON STOCK
         (Cost $70,347,338) .........................                 84,756,735
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.1%
--------------------------------------------------------------------------------
CASH EQUIVALENT (B) - 1.1%
   SEI Daily Income Trust Treasury II Fund,
      Cl B, 0.660%
         (Cost $935,337) ............................     935,337        935,337
                                                                    ------------

   TOTAL INVESTMENTS - 101.4%
         (Cost $71,282,675) + .......................               $ 85,692,072
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $84,532,898.

*     NON-INCOME PRODUCING SECURITY.

(A) SECURITY CONSIDERED TO BE A MASTER LIMITED PARTNERSHIP. AT APRIL 30, 2008, THIS SECURITY AMOUNTED TO $261,225 OR 0.31% OF NET ASSETS.

(B)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2008.

ADR  - AMERICAN DEPOSITARY RECEIPT
CL   - CLASS
PLC  - PUBLIC LIMITED COMPANY
SER  - SERIES

+ AT APRIL 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $71,282,675, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $16,592,839 AND $(2,183,442), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHR-QH-001-0800


                                        2

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ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ Philip T. Masterson
                                          --------------------------
                                          Philip T. Masterson
                                          President
Date:    June 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Philip T. Masterson
                                          --------------------------
                                          Philip T. Masterson
                                          President
Date:    June 27, 2008


By (Signature and Title)*                 /s/ Michael Lawson
                                          --------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer
Date:    June 27, 2008


* Print the name and title of each signing officer under his or her signature.